Schedule of Accounts receivable and prepaid expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Prepaid expenses	$ 386,218	$ 413,443
Environment protection agency overpayment (note 8)	170,729
Total	$ 556,947	$ 413,443